UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.
                         THE ADVISORS' INNER CIRCLE FUND





[LOGO] EDGEWOOD
       MANAGEMENT LLC



EDGEWOOD GROWTH FUND


SEMI-ANNUAL REPORT                                                APRIL 30, 2007
--------------------------------------------------------------------------------









--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter......................................................     1

Schedule of Investments...................................................     2

Statement of Assets and Liabilities.......................................     5

Statement of Operations...................................................     6

Statement of Changes in Net Assets........................................     7

Financial Highlights......................................................     8

Notes to Financial Statements.............................................    10

Disclosure of Fund Expenses...............................................    18

--------------------------------------------------------------------------------







The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-791-4226; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2007
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
April 30, 2007

Dear Shareholders:

We are pleased to report that the Edgewood Growth Fund Institutional Shares has appreciated 6.39% for the six months ended April 30, 2007, with the Retail Shares trailing slightly at 6.22%. The benchmark Russell 1000(R) Growth Index advanced 8.42%, with the difference being partly attributable to its lack of expenses. While the Fund's appreciation has been gratifying to us, the underlying fundamentals and future prospects of the businesses held in the portfolio are even more exciting. Specifically, the profit expansion of your portfolio companies has been very strong. We estimate that first quarter 2007 earnings per share growth for the combined portfolio will be about 30%.

Most interesting to us as investors is that valuations remain very compelling. Currently, the estimated price to earnings ratio, or P/E for 2008 stands at about 17 times. As noted in our previous letter to you, our in-depth research has led us to believe that the longer-term projected increase in profits should be almost 20% per year for this high-quality group of fairly predictable growth companies. It is rare to see them trade at this relatively low valuation. Consequently, we remain very enthusiastic about the Fund's continued future appreciation potential.

As always, there are plenty of issues to be concerned about. Currently, a slowing of the US economy in the first quarter, somewhat higher oil prices, and of course housing, have our attention. These are just a few of the issues that "keep us up at night". None of the aforementioned cause us to change our investment posture, as your portfolio companies are only slightly affected, if at all, by any of these macro-economic factors. Our focus continues to be to find solid businesses, that have excellent management and that will grow earnings through any and all economic rough patches.

We believe that a focused, concentrated investment management style can be very rewarding. This is all the more true if and when, the shares of great companies become overly depressed, as we believe they are today. Our efforts are aimed at finding and owning these types of long-term lucrative investments for you.

We appreciate your support and look forward to updating you in the future.

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2007
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

16.8%    Consumer Discretionary
13.5%    Financials
12.2%    Information Technology
12.0%    Wireless
11.0%    Health Care
 8.0%    Consumer Staples
 6.4%    Internet
 5.5%    Telecommunication Services
 4.5%    Business Services
 4.2%    Energy
 3.0%    Industrials
 2.9%    Short-Term Investments
+Percentages are based on total investments.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMON STOCK -- 97.7%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------    ---------
BUSINESS SERVICES -- 4.6%
   Cognizant Technology Solutions, Cl A* ...........     16,960     $ 1,516,224
                                                                    -----------
CONSUMER DISCRETIONARY -- 12.6%
   Comcast, Cl A* ..................................     58,117       1,549,399
   Marriott International, Cl A ....................     26,000       1,175,460
   Target ..........................................     24,675       1,464,955
                                                                    -----------
                                                                      4,189,814
                                                                    -----------
CONSUMER STAPLES -- 8.1%
   PepsiCo .........................................     10,850         717,076
   Walgreen ........................................     12,500         548,750
   Whole Foods Market ..............................     30,220       1,413,994
                                                                    -----------
                                                                      2,679,820
                                                                    -----------
ENERGY -- 4.2%
   Halliburton .....................................     43,600       1,385,172
                                                                    -----------
FINANCIALS -- 13.6%
   American Express ................................     26,740       1,622,316
   Charles Schwab ..................................     69,340       1,325,781
   Chicago Mercantile Exchange Holdings ............      1,187         613,382
   Goldman Sachs Group .............................      4,400         961,884
                                                                    -----------
                                                                      4,523,363
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2007
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------    ---------
HEALTH CARE -- 11.0%
   Genzyme* ........................................     25,531     $ 1,667,429
   Gilead Sciences* ................................     24,561       2,007,125
                                                                    -----------
                                                                      3,674,554
                                                                    -----------
INDUSTRIAL -- 3.0%
   L-3 Communications Holdings .....................     11,290       1,015,310
                                                                    -----------
INFORMATION TECHNOLOGY -- 12.3%
   Apple* ..........................................     17,900       1,786,420
   Corning* ........................................     97,290       2,307,719
                                                                    -----------
                                                                      4,094,139
                                                                    -----------
INTERNET -- 6.4%
   Google, Cl A* ...................................      4,535       2,137,708
                                                                    -----------
PRINTING & PUBLISHING -- 4.3%
   McGraw-Hill .....................................     22,000       1,441,660
                                                                    -----------
TELECOMMUNICATION SERVICES -- 5.5%
   American Tower, Cl A* ...........................     48,070       1,826,660
                                                                    -----------
WIRELESS -- 12.1%
   Qualcomm ........................................     43,880       1,921,944
   Research In Motion, Ltd.* .......................     16,005       2,105,938
                                                                    -----------
                                                                      4,027,882
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $26,554,376)............................                 32,512,306
                                                                    -----------





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2007
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 2.8%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------    ---------
   SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 5.320%** (Cost $951,223)................    951,223     $   951,223
                                                                    -----------
   TOTAL INVESTMENTS -- 100.5%
      (Cost $27,505,599)............................                $33,463,529
                                                                    ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $33,285,127
  *  NON-INCOME PRODUCING SECURITY
 **  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2007.
 CL  CLASS
Ltd. Limited










    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2007
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
    Investments, at Value (Cost $27,505,599) ...................    $33,463,529
    Receivable from Adviser ....................................          2,902
    Receivable from investment securities sold .................        252,203
    Receivable for capital shares sold .........................          3,000
    Dividends receivable .......................................          8,991
    Prepaid Expenses ...........................................         23,016
                                                                    -----------
TOTAL ASSETS....................................................     33,753,641
                                                                    -----------

LIABILITIES:
    Payable for investment securities purchased ................        400,567
    Payable due to Administrator ...............................          8,630
    Chief Compliance Officer Fees Payable  ......................         2,585
    Payable due to Trustees ....................................          1,924
    Payable due to Distributor (Retail Shares) .................             59
    Payable due to Shareholder Servicing Agent (Retail Shares) .             59
    Other Accrued Expenses .....................................         54,690
                                                                    -----------
TOTAL LIABILITIES...............................................        468,514
                                                                    -----------
NET ASSETS......................................................    $33,285,127
                                                                    ===========

NET ASSETS CONSIST OF:
    Paid-in-Capital.............................................    $27,031,452
    Accumulated Net Investment Loss.............................        (60,624)
    Accumulated Net Realized Gain on Investments................        356,369
    Net Unrealized Appreciation on Investments..................      5,957,930
                                                                    -----------
                                                                    $33,285,127
                                                                    ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
    INSTITUTIONAL SHARES ($33,244,986 / 2,980,869 SHARES).......         $11.15
                                                                    ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
    RETAIL SHARES ($40,141 / 3,617 SHARES)......................         $11.10
                                                                    ===========






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          EDGEWOOD GROWTH
                                                         FUND FOR THE SIX MONTHS
                                                         ENDED APRIL 30, 2007
                                                         (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends.......................................................     $   82,783
                                                                     ----------
EXPENSES
Investment Advisory Fees  ......................................        143,238
Administration Fees ............................................         52,068
Chief Compliance Officer Fees ..................................          4,884
Trustees' Fees  ................................................          4,023
Shareholder Servicing Fees (Retail Shares) .....................             33
Distribution Fees (Retail Shares) ..............................             33
Transfer Agent Fees ............................................         42,826
Professional Fees ..............................................         31,520
Offering Costs .................................................         25,858
Printing Fees ..................................................         10,940
Registration Fees ..............................................          6,914
Custodian Fees .................................................            979
Insurance and Other Expenses ...................................          3,129
                                                                     ----------
TOTAL EXPENSES..................................................        326,445
LESS:
Waiver of Investment Advisory Fees .............................       (143,238)
Reimbursement from Adviser .....................................        (39,272)
Fees Paid Indirectly  ..........................................           (528)
                                                                     ----------
NET EXPENSES....................................................        143,407
                                                                     ----------
NET INVESTMENT LOSS.............................................        (60,624)
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS................................        438,754
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS............      1,394,389
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................      1,833,143
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............     $1,772,519
                                                                     ==========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                              EDGEWOOD
                                                                             GROWTH FUND


----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------
                                                              SIX MONTHS       PERIOD
                                                                 ENDED         ENDED
                                                            APRIL 30, 2007   OCTOBER 31,
                                                              (UNAUDITED)       2006*
                                                            --------------  ------------
OPERATIONS:
   Net Investment Loss ...................................   $   (60,624)   $   (52,871)
   Net Realized Gain/(Loss) on Investments ...............       438,754        (82,385)
   Net Change in Unrealized Appreciation on Investments ..     1,394,389      1,390,574
                                                             -----------    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..     1,772,519      1,255,318
                                                             -----------    -----------
SHARE TRANSACTIONS(1):
   Institutional Shares
     Issued ..............................................     7,773,755     22,943,164(2)
     Redeemed ............................................      (407,333)       (90,400)
                                                             -----------    -----------
       NET INSTITUTIONAL SHARE TRANSACTIONS ..............     7,366,422     22,852,764
                                                             -----------    -----------
   Retail Shares
     Issued ..............................................        19,521         18,701
     Redeemed ............................................           (21)           (97)
                                                             -----------    -----------
       NET RETAIL SHARE TRANSACTIONS .....................        19,500         18,604
                                                             -----------    -----------
   NET INCREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS .............................     7,385,922     22,871,368
                                                             -----------    -----------
       TOTAL INCREASE IN NET ASSETS ......................     9,158,441     24,126,686
                                                             -----------    -----------
NET ASSETS:
   Beginning of Period ...................................    24,126,686             --
                                                             -----------    -----------
   End of Period (including accumulated net investment
     loss of $60,624 and $0, respectively) ...............   $33,285,127    $24,126,686
                                                             ===========    ===========

  *  COMMENCED OPERATIONS ON FEBRUARY 28, 2006.
(1)  FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.
(2) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 11).







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                              EDGEWOOD
                                                                             GROWTH FUND


----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------
                                                        SELECTED PER SHARE DATA & RATIOS
                                           FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                INSTITUTIONAL SHARES
                                                            ---------------------------
                                                              SIX MONTHS      PERIOD
                                                                ENDED         ENDED
                                                            APRIL 30, 2007  OCTOBER 31,
                                                             (UNAUDITED)       2006*
                                                            --------------  -----------
Net Asset Value, Beginning of Period.................          $10.48         $10.00
                                                               ------         ------
Income from Operations:
   Net Investment Loss(1)............................           (0.02)         (0.03)
   Net Realized and Unrealized Gain .................            0.69           0.51
                                                               ------         ------
Total from Operations................................            0.67           0.48
                                                               ------         ------
Net Asset Value, End of Period.......................          $11.15         $10.48
                                                               ======         =======
TOTAL RETURN+........................................            6.39%          4.80%
                                                               ======         =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)................         $33,245        $24,108
Ratio of Expenses to Average Net Assets..............            1.00%**        1.00%**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers/Reimbursements)................            2.28%**        3.36%**
Ratio of Net Investment Loss to
   Average Net Assets................................           (0.42)%**      (0.50)%**
Portfolio Turnover Rate..............................              22%***         33%***

  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  *  COMMENCED OPERATIONS ON FEBRUARY 28, 2006.
 **  ANNUALIZED
***  NOT ANNUALIZED
(1)  CALCULATED USING AVERAGE SHARES.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                              EDGEWOOD
                                                                             GROWTH FUND


----------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------
                                                        SELECTED PER SHARE DATA & RATIOS
                                           FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   RETAIL SHARES
                                                        --------------------------------
                                                              SIX MONTHS      PERIOD
                                                                ENDED         ENDED
                                                            APRIL 30, 2007  OCTOBER 31,
                                                             (UNAUDITED)       2006*
                                                            --------------  -----------
Net Asset Value, Beginning of Period.................          $10.45         $10.00
                                                               ------         ------
Income from Operations:
   Net Investment Loss(1)............................           (0.05)         (0.06)
   Net Realized and Unrealized Gain .................            0.70           0.51
                                                               ------         ------
Total from Operations................................            0.65           0.45
                                                               ------         ------
Net Asset Value, End of Period.......................          $11.10         $10.45
                                                               ======         ======
TOTAL RETURN+........................................            6.22%          4.50%
                                                               ======         ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)................          $   40         $   19
Ratio of Expenses to Average Net Assets..............            1.50%**        1.50%**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers/Reimbursements)................            2.75%**       66.15%**
Ratio of Net Investment Loss to
   Average Net Assets................................           (0.92)%**      (0.93)%**
Portfolio Turnover Rate..............................              22%***         33%***

  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  *  COMMENCED OPERATIONS ON FEBRUARY 28, 2006.
 **  ANNUALIZED
***  NOT ANNUALIZED
(1)  CALCULATED USING AVERAGE SHARES.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the Edgewood Growth Fund (the
"Fund") which offers two classes of shares: Institutional Shares and Retail Shares. The investment objective of the Fund is to provide long-term growth of capital. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held. The Fund commenced operations on February 28, 2006.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
     pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2007, there were no securities valued in accordance with the Fair Value Procedures.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
     CLASSES  -- Class  specific  expenses  are borne by that  class of  shares.
     Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS  AND   DISTRIBUTIONS   TO  SHAREHOLDERS  --  Dividends  from  net
     investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund.

     OFFERING COSTS -- Offering costs including costs of printing initial prospectuses and registration fees, were amortized to expense over the Fund's first twelve months of operations. As of April 30, 2007, the Fund's offering costs have been fully amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee of $90,000, plus $15,000 for each additional class of shares, or 0.10% on the first $250 million, 0.09% on the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Distributor receives no fees for its distribution services related to the Fund under this agreement.

The Trust and Distributor are parties to a Distribution Plan dated August 8, 1994, amended and restated on August 14, 2000. The Fund has adopted the

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
Distribution Plan (the "Plan") for the Retail Shares. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets attributable to Retail Shares as compensation for distribution services.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Retail Shares, subject to the arrangement for provision of shareholder and administrative services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the six months ended April 30, 2007, the Fund earned cash management credits of $528 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY:

Under the terms of an investment advisory agreement, Edgewood Management, LLC (the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.00% and 1.50% of the Institutional and Retail shares average daily net assets, respectively. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.00% for the Institutional Shares, and 1.50% for the Retail Shares, to recapture any of its previous waivers and/or reimbursements. As of April 30, 2007, fees which were

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
previously waived by the Advisor which may be subject to possible future reimbursement to the Adviser were as follows:

                                  POTENTIAL AMOUNT
                                     OF RECOVERY         EXPIRATION
                                  ----------------       ----------
                                      $253,805              2009
                                       182,510              2010

6. SHARE TRANSACTIONS:

                                                SIX MONTHS
                                                   ENDED          PERIOD ENDED
                                              APRIL 30, 2007       OCTOBER 31,
                                                (UNAUDITED)           2006*
                                              --------------      ------------
SHARE TRANSACTIONS:
   Institutional
     Issued...................................     718,950          2,309,007(1)
     Redeemed.................................     (37,497)            (9,591)
                                                 ---------        ------------
   NET SHARE TRANSACTIONS.....................     681,453          2,299,416
                                                 ---------        ------------
   Retail
     Issued...................................       1,769              1,860
     Redeemed.................................          (2)               (10)
                                                 ---------        ------------
   NET SHARE TRANSACTIONS.....................       1,767              1,850
                                                 ---------        ------------
*   Commenced operations on February 28, 2006.
(1) Includes subscriptions as a result of an in-kind transfer of securities. (See Note 11)

7. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2007, the Fund made purchases of $13,228,937 and sales of $6,278,856 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations,

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
which may differ from U.S. generally accepted accounting principles. Permanent book and tax differences may result in reclassification to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

There were no dividends or distributions declared during the period ended October 31, 2006.

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

Capital Loss Carryforward                             $  (77,865)
Unrealized Appreciation                                4,559,021
                                                      ----------
Total Net Distributable Earnings                      $4,481,156
                                                      ==========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future gains. During the period ended October 31, 2006, the Fund incurred $77,865 of capital losses, available for future utilization to offset future gains, which will expire in 2014.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at April 30, 2007 were as follows:

                    AGGREGATE GROSS        AGGREGATE GROSS
     FEDERAL          UNREALIZED             UNREALIZED         NET UNREALIZED
    TAX COST         APPRECIATION           DEPRECIATION         APPRECIATION
   -----------      ---------------        ---------------      --------------
   $27,505,599        $6,514,593             $(556,663)           $5,957,930

9. CONCENTRATION/RISKS:

The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
10. OTHER:

At April 30, 2007,  the  percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for the shares listed of the Fund was as follows:

                                       NO. OF                 %
                                    SHAREHOLDERS          OWNERSHIP
                                    ------------          ---------
         Institutional Shares             1                 14.4%
         Retail Shares                    2                 85.7%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. IN-KIND TRANSFER OF SECURITIES:

During the period ended October 31, 2006, the Edgewood Growth Fund issued shares of beneficial interest in exchange for securities. The securities were exchanged on a tax-free basis on the date of transaction.

The details of the in-kind transfer were as follows:

                                                                    UNREALIZED
     TRANSACTION DATE        SHARES ISSUED          VALUE          APPRECIATION
    ------------------      ---------------     -------------     --------------
         05/02/06              1,513,666         $15,015,569        $3,172,967

12. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Fund will not be

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
required to adopt FIN48 until April, 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                            BEGINNING         ENDING                     EXPENSE
                             ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                            11/01/06          4/30/07       RATIOS       PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares        $1,000.00        $1,063.90       1.00%        $5.12
Retail Shares                1,000.00         1,062.20       1.50          7.67

HYPOTHETICAL 5% RETURN
Institutional Shares        $1,000.00        $1,019.84       1.00%        $5.01
Retail Shares                1,000.00         1,017.36       1.50          7.50

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                      NOTES

                              EDGEWOOD GROWTH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-800-791-4226


                               INVESTMENT ADVISER:
                             Edgewood Management LLC
                           350 Park Avenue, 18th Floor
                          New York, New York 10022-6057


                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456


                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004












          This information must be preceded or accompanied by a current prospectus for the Fund.




EMC-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.